Defiance Daily Target 2X Long AMPX ETF

Schedule of Investments

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 34.9%
Money Market Funds - 16.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	739,650	$739,650

U.S. Treasury Bills - 18.6%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$850,000	848,129

TOTAL SHORT-TERM INVESTMENTS (Cost $1,587,809)		1,587,779

TOTAL INVESTMENTS - 34.9% (Cost $1,587,809)		$1,587,779
Other Assets in Excess of Liabilities - 65.1%		2,955,503
TOTAL NET ASSETS - 100.0%		$4,543,282

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $848,129.

Defiance Daily Target 2X Long AMPX ETF

Schedule of Total Return Swaps Contracts

June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - (11.2)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Amprius Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	05/06/2033	$1,732,500	$145,846
Amprius Technologies, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(b)	07/18/2028	1,697,489	(155,462)
Amprius Technologies, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 40.00%	Termination(c)	01/31/2033	346,500	8,933
Amprius Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 45.00%	Termination(d)	03/31/2033	1,524,600	(253,924)
Amprius Technologies, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 17.00%	Termination(b)	06/14/2033	1,732,500	(190,425)
Amprius Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 24.00%	Termination(e)	11/30/2028	2,050,019	(63,316)
							(508,348)

Net Unrealized Appreciation (Depreciation)							$(508,348)

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.